Segmented and Geographic Information, and Major Customers (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Entitys Operating Segments Text Block Abstract
Schedule of Operating Segments
	As at December 31, 2022					As at December 31, 2021
	Cosalá Operations	Galena Complex	Relief Canyon	Corporate and Other	Total	Cosalá Operations	Galena Complex	Relief Canyon	Corporate and Other	Total

Cash and cash equivalents	$317	$204	$717	$726	$1,964	$531	$569	$1,472	$328	$2,900
Trade and other receivables	3,921	7,593	-	38	11,552	6,852	1,326	-	30	8,208
Inventories	5,390	2,727	718	-	8,835	6,113	2,724	9,072	-	17,909
Prepaid expenses	745	1,232	452	601	3,030	423	1,072	584	347	2,426
Restricted cash	141	53	3,945	-	4,139	133	53	3,892	-	4,078
Property, plant and equipment	52,141	70,479	37,927	752	161,299	55,950	63,423	58,292	248	177,913
Total assets	$62,655	$82,288	$43,759	$2,117	$190,819	$70,002	$69,167	$73,312	$953	$213,434

Trade and other payables	$12,861	$8,029	$2,658	$3,512	$27,060	$5,802	$5,755	$6,270	$2,749	$20,576
Derivative instruments	-	-	-	991	991	-	-	-	2,162	2,162
Glencore pre-payment facility	-	-	-	-	-	1,451	-	-	-	1,451
Other long-term liabilities	-	1,192	-	623	1,815	-	1,361	159	23	1,543
Metals contract liability	-	-	-	30,989	30,989	-	-	-	40,905	40,905
RoyCap convertible debenture	-	-	-	9,621	9,621	-	-	-	8,665	8,665
Promissory note	-	-	-	2,500	2,500	-	-	-	5,000	5,000
Government loan	-	222	-	-	222	-	4,499	-	-	4,499
Post-employment benefit obligations	-	6,969	-	-	6,969	-	10,866	-	-	10,866
Decommissioning provision	2,070	5,603	4,042	-	11,715	2,008	6,929	4,507	-	13,444
Deferred tax liabilities	348	-	-	-	348	488	-	-	-	488
Total liabilities	$15,279	$22,015	$6,700	$48,236	$92,230	$9,749	$29,410	$10,936	$59,504	$109,599

	Year ended December 31, 2022					Year ended December 31, 2021
	Cosalá Operations	Galena Complex	Relief Canyon	Corporate and Other	Total	Cosalá Operations	Galena Complex	Relief Canyon	Corporate and Other	Total

Revenue	$53,418	$31,405	$193	$-	$85,016	$5,491	$34,915	$4,645	$-	$45,051
Cost of sales	(33,371)	(30,969)	(7,752)	-	(72,092)	(3,605)	(31,367)	(49,822)	-	(84,794)
Depletion and amortization	(7,375)	(7,473)	(6,338)	(154)	(21,340)	(1,657)	(6,623)	(7,355)	(160)	(15,795)
Care and maintenance costs	-	(513)	(3,987)	-	(4,500)	(7,309)	(997)	(4,427)	-	(12,733)
Corporate general and administrative	-	-	-	(9,380)	(9,380)	-	-	-	(10,267)	(10,267)
Exploration costs	(1,296)	(2,122)	(366)	-	(3,784)	(58)	(3,181)	(636)	-	(3,875)
Accretion on decommissioning provision	(164)	(158)	(105)	-	(427)	(125)	(28)	(50)	-	(203)
Interest and financing expense	(210)	(63)	(1,199)	(326)	(1,798)	(186)	-	(1,766)	(2,918)	(4,870)
Foreign exchange gain (loss)	(863)	-	-	(2,695)	(3,558)	184	-	-	207	391
Impairment to property, plant and equipment	-	-	(13,440)	-	(13,440)	(356)	-	(55,623)	-	(55,979)
Loss on metals contract liability	-	-	-	(657)	(657)	-	-	-	(20,780)	(20,780)
Other gain on derivatives	-	-	-	214	214	-	-	-	1,668	1,668
Gain on government loan forgiveness	-	4,277	-	-	4,277	-	-	-	-	-
Income (loss) before income taxes	10,139	(5,616)	(32,994)	(12,998)	(41,469)	(7,621)	(7,281)	(115,034)	(32,250)	(162,186)
Income tax recovery (expense)	(4,695)	977	-	-	(3,718)	(98)	518	-	1,190	1,610
Net income (loss) for the year	$5,444	$(4,639)	$(32,994)	$(12,998)	$(45,187)	$(7,719)	$(6,763)	$(115,034)	$(31,060)	$(160,576)